INVESTMENT PROPERTY - Schedule of Reconciliation of the Carrying Amount (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule Of Reconciliation Of The Carrying Amount Abstract
Balance	$ 2,445,292
Balance	2,381,942
Change in fair value	(44,079)
Exchange differences	$ (19,271)